Acquisition (Details)	Mar. 31, 2019 USD ($)
Acquiree's Carrying [Member]
Property, plant and equipment	$ 14,324
Inventories	592,681
Trade receivables, deposits, prepayment and other receivables	648,693
Trade payables and accruals	(591,811)
Cash	83,536
Loan payables	(453,225)
Total	294,198
Fair Value Adjustments [Member]
Property, plant and equipment
Inventories
Trade receivables, deposits, prepayment and other receivables
Trade payables and accruals
Cash
Loan payables
Intangible assets - Customer relationship	62,692
Total	62,692
Purchase Price Allocated [Member]
Property, plant and equipment	14,324
Inventories	592,681
Trade receivables, deposits, prepayment and other receivables	648,693
Trade payables and accruals	(591,811)
Cash	83,536
Loan payables	(453,225)
Intangible assets - Customer relationship	62,692
Total	356,890
Goodwill	259,520
Total purchase price	$ 616,410